Summary of Significant Accounting Policies (Details) € in Millions, $ in Millions	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€) Derivative	Dec. 31, 2015 USD ($) Derivative	Mar. 31, 2006 USD ($)
Summary of Significant Accounting Policies [Abstract]
Debt Issuance Costs, Net								$ 2.5			$ 6.9
Effect of exchange rate changes on cash							$ (23.9)	(28.2)	$ (5.1)
Devaluation of Venezuelan balance sheet		$ 7.5	$ 12.1				7.5	12.1	1.6
Asset Impairment Charges							18.9	2.1	72.0
Advertising expense							11.6	16.7	9.8
Research, development and engineering expense							$ 86.9	93.6	$ 92.2
Cash equivalents, maturity period							3 months
Derivative, Notional Amount												$ 200.0
Line of Credit Facility, Interest Rate Description							LIBOR
Indefinite-lived Intangible Assets Acquired							$ 4.5
Expected rate of return period							20 years
Amortization of unrecognized net gain (loss)							5.00%
Cost of sales - services
Summary of Significant Accounting Policies [Abstract]
Inventory write-down								4.1
Financial self-service
Summary of Significant Accounting Policies [Abstract]
Service contract term							12 months
Software Solutions [Member]
Summary of Significant Accounting Policies [Abstract]
Service contract term							12 months
VENEZUELA
Summary of Significant Accounting Policies [Abstract]
Effect of exchange rate changes on cash			$ (6.1)
Asset Impairment Charges	$ 1.0	$ 10.3		$ 9.3
Write-off of uncollectible accounts receivable							$ 0.4
Foreign Exchange Contract [Member]
Summary of Significant Accounting Policies [Abstract]
Derivative, Notional Amount										€ 1,416.0	$ 1,547.1
Number of interest rate swap contracts										2	2
Interest Rate Swap
Summary of Significant Accounting Policies [Abstract]
Derivative, Notional Amount								0.0			$ 25.0
Number of interest rate swap contracts | Derivative										2	2
SICAD [Member]
Summary of Significant Accounting Policies [Abstract]
Foreign currency exchange rate			50.86
VENEZUELA GOVERNMENT [Member]
Summary of Significant Accounting Policies [Abstract]
Foreign currency exchange rate			6.30
SIMADI [Member]
Summary of Significant Accounting Policies [Abstract]
Foreign currency exchange rate		192.95
Expected Delayed Amount
Summary of Significant Accounting Policies [Abstract]
Derivative, Cost of Hedge						$ 60.0
Subsequent Event [Member] | Estimated Amount
Summary of Significant Accounting Policies [Abstract]
Payments to Acquire Businesses, Gross | €					€ 1,162.2
Accounting Standards Update 2015-03 [Member]
Summary of Significant Accounting Policies [Abstract]
Debt Issuance Costs, Net								$ 2.5			$ 6.9